Debt (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
Note 8 — Debt

On March 2, 2020, Cleco Power made the final $11.1 million principal payment and completed the repayment in full of its Cleco Katrina/Rita storm recovery bonds issued in March 2008.

On May 1, 2020, Cleco Power repriced at a mandatory tender date its $50.0 million 2008 series A GO Zone bonds and entered into a new interest rate period with a mandatory tender date of May 1, 2025. The interest rate for the new interest rate period is fixed at 2.50% per annum.

At March 31, 2020, Cleco Holdings had $88.0 million of borrowings outstanding under its $175.0 million credit facility at an all-in interest rate of 2.50%. The borrowing costs under the facility are equal to LIBOR plus 1.75% or ABR plus 0.75%, plus commitment fees of 0.275%.

At March 31, 2020, Cleco Power had $150.0 million of borrowings outstanding under its $300.0 million credit facility at an all-in interest rate of 1.875%. The borrowing costs under the facility are equal to LIBOR plus 1.125% or ABR plus 0.125%, plus commitment fees of 0.125%.

Note 9 — Debt

Cleco Power’s total indebtedness as of December 31, 2019, and 2018 was as follows:

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Bonds
Senior notes, 2.94%, due 2022	$25,000	$25,000
Senior notes, 3.08%, due 2023	100,000	100,000
Senior notes, 3.17%, due 2024	50,000	50,000
Senior notes, 3.68%, due 2025	75,000	75,000
Senior notes, 3.47%, due 2026	130,000	130,000
Senior notes, 4.33%, due 2027	50,000	50,000
Senior notes, 3.57%, due 2028	200,000	200,000
Senior notes, 6.50%, due 2035	295,000	295,000
Senior notes, 6.00%, due 2040	250,000	250,000
Senior notes, 5.12%, due 2041	100,000	100,000
Series A GO Zone bonds, 2.00%, due 2038, mandatory tender in 2020	50,000	50,000
Series B GO Zone bonds, 4.25%, due 2038	50,000	50,000
Cleco Katrina/Rita’s storm recovery bonds, 5.61%, due 2023	11,055	31,625
Total bonds	1,386,055	1,406,625
Finance leases
Barge lease obligations	15,861	16,418
Gross amount of long-term debt and finance leases	1,401,916	1,423,043
Less: long-term debt due within one year	60,970	20,571
Less: finance leases classified as long-term debt due within one year	617	557
Unamortized debt discount	(5,368)	(5,695)
Unamortized debt issuance costs	(7,589)	(8,446)
Total long-term debt and finance leases, net	$1,327,372	$1,387,774

Cleco’s total indebtedness as of December 31, 2019, and 2018 was as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Total Cleco Power long term debt and finance leases, net	$1,327,372	$1,387,774
Cleco Holdings’ long-term debt, net
Senior notes, 3.250%, due 2023	165,000	165,000
Senior notes, 3.743%, due 2026	535,000	535,000
Senior notes, 3.375%, due 2029	300,000	—
Senior notes, 4.973%, due 2046	350,000	350,000
Bank term loan, variable rate, due 2021	300,000	300,000
Bank term loan, variable rate, due 2021	30,000	—
Long-term debt due within one year	(64,398)	—
Unamortized debt issuance costs(1)	(6,271)	(1,989)
Fair value adjustment	127,976	138,700
Total Cleco long-term debt and finance leases, net	$3,064,679	$2,874,485

(1)For December 31, 2019, and 2018, this amount includes unamortized debt issuance costs for Cleco Holdings of $11.9 million and $8.2 million, respectively, partially offset by deferred debt issuance costs eliminated as a result of the 2016 Merger of $5.6 million and $6.3 million, respectively. For more information, see Note 6 — “Regulatory Assets and Liabilities — Cleco Holdings’ 2016 Merger Adjustments.”

The principal amounts payable under long-term debt agreements for each year through 2024 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
For the year ending Dec. 31
2020(1)	$11,055	$11,055
2021	$330,000	$—
2022	$25,000	$25,000
2023	$265,000	$100,000
2024	$50,000	$50,000
Thereafter	$2,385,000	$1,200,000

(1)Does not include Series A GO Zone bonds that have a maturity date of December 2038 but a mandatory tender in May 2020.

The principal amounts payable under the finance lease agreement for each year through 2024 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
For the year ending Dec. 31
2020	$617	$617
2021	$682	$682
2022	$755	$755
2023	$836	$836
2024	$925	$925
Thereafter	$12,046	$12,046

Cleco Power Debt

Cleco Power had no short-term debt outstanding at December 31, 2019, and 2018.

At December 31, 2019, Cleco Power’s long-term debt and finance leases outstanding was $1.39 billion, of which $61.6 million was due within one year. The long-term debt due within one year at December 31, 2019, primarily represents $50.0 million of GO Zone bonds with a mandatory tender in May 2020 and $11.0 million of principal payments for the Cleco Katrina/Rita storm recovery bonds.

On March 2, 2020, Cleco Power completed the repayment of its Cleco Katrina/Rita storm recovery bonds issued in March 2008.

Cleco Debt

Cleco had no short-term debt outstanding at December 31, 2019, and 2018.

At December 31, 2019, Cleco’s long-term debt and finance leases outstanding was $3.19 billion, of which $126.0 million was due within one year. The long-term debt due within one year at December 31, 2019, primarily represents $63.3 million of principal payments on Cleco Holdings’ debt as required by the Cleco Cajun Transaction commitments to the LPSC, $50.0 million of GO Zone bonds with a mandatory tender in May 2020, and $11.0 million of principal payments for the Cleco Katrina/Rita storm recovery bonds.

In connection with the Cleco Cajun Transaction on February 4, 2019, Cleco Holdings borrowed $300.0 million under a new bridge loan agreement and $100.0 million under a new term loan agreement. Both loan agreements are variable rate debt and have a three-year term. Both loan agreements contain certain financial covenants, including requiring Cleco Holdings to maintain (i) a debt to capital ratio (as defined in the applicable agreement) below 65% and (ii) a rating applicable to Cleco’s senior debt rating (as defined in the applicable agreement). On September 11, 2019, Cleco Holdings completed the private placement of $300.0 million aggregate principal amount of its 3.375% senior notes due September 15, 2029. The proceeds from the issuance were used to repay the remaining amounts due under the $300.0 million bridge loan agreement and to repay a portion of the $100.0 million term loan agreement. The senior notes are governed by an indenture entered into between Cleco Holdings and a trustee. The indenture contains certain covenants that restrict Cleco Holdings’ ability to merge, consolidate, transfer, or lease all or substantially all of its assets or create or incur certain liens.

Upon approval of the Cleco Cajun Transaction, commitments were made to the LPSC by Cleco, including repayment of $400.0 million of Cleco Holdings’ debt by December 31, 2024. As of December 31, 2019, Cleco Holdings was in compliance with these commitments. The cumulative minimum principal amounts committed to be repaid for each year through 2024 are as follows:

(THOUSANDS)
For the year ending Dec. 31
2019	$66,700
2020	$133,300
2021	$200,000
2022	$267,700
2023	$333,300
2024	$400,000

Credit Facilities

At December 31, 2019, Cleco had two separate revolving credit facilities, one for Cleco Holdings in the amount of $175.0 million and one for Cleco Power in the amount of $300.0 million, with a maximum aggregate capacity of $475.0 million.

In connection with the Cleco Cajun Transaction, on February 4, 2019, Cleco Holdings increased its credit facility capacity by $75.0 million, for a total credit facility of $175.0 million. The credit facility includes restrictive financial covenants and expires in 2021. Under covenants contained in Cleco Holdings’ credit facility, Cleco is required to maintain total indebtedness less than or equal to 65% of total capitalization. At December 31, 2019, $1.01 billion of Cleco’s member’s equity was unrestricted. At December 31, 2019, Cleco Holdings was in compliance with the covenants of its credit facility. The borrowing costs under Cleco Holdings’ credit facility are equal to LIBOR plus 1.75% or ABR plus 0.75%, plus commitment fees of 0.275%. If Cleco Holding’s credit ratings were to be downgraded one level, Cleco Holdings could be required to pay higher fees and additional interest of 0.075% and 0.50%, respectively, under the pricing levels of its credit facility.

At December 31, 2019, Cleco Power had a $300.0 million credit facility. The credit facility includes restrictive financial covenants and expires in 2021. Under covenants contained in Cleco Power’s credit facility, Cleco Power is required to maintain total indebtedness less than or equal to 65% of total capitalization. At December 31, 2019, $989.0 million of Cleco Power’s member’s equity was unrestricted. At December 31, 2019, Cleco Power was in compliance with the covenants in its credit facility. The borrowing costs under Cleco Power’s credit facility are equal to LIBOR plus 1.125% or ABR plus 0.125%, plus commitment fees of 0.125%. If Cleco Power’s credit ratings were to be downgraded one level, Cleco Power could be required to pay higher fees and additional interest of 0.05% and 0.125%, respectively, under the pricing levels of its credit facility.

If Cleco Holdings or Cleco Power were to default under the covenants in their respective credit facilities or other debt agreements, they would be unable to borrow additional funds under the facilities and the lenders could accelerate all principal and interest outstanding. Further, if Cleco Power were to default under its credit facility or other debt agreements, Cleco Holdings would be considered in default under its credit facility.